================================================================================
                               SEMI-ANNUAL REPORT
================================================================================


                                   SMITH BARNEY
                                   INSTITUTIONAL
                                   CASH
                                   MANAGEMENT
                                   FUND, INC.

                                   --------------------------------------------
                                   November 30, 1997


                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

=====================================================
Smith Barney Institutional Cash Management Fund, Inc.
=====================================================

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the six months ended November 30, 1997. For your convenience, we have summarized the period's prevailing economic and market conditions. In addition, a comprehensive summary of performance and current holdings can be found in the appropriate sections of this report that follow.

Performance Summary

The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the six months ended November 30, 1997.

Smith Barney Institutional Cash Management Fund Yields (Class A Shares)

Portfolio                        Seven-day Current Yield       30-day Yield
---------------------------------------------------------------------------
Cash                                      5.47%                   5.46%
Government                                5.36%                   5.34%
Municipal                                 3.66%                   3.64%

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Cash and Government Portfolio Updates

Despite the recent troubles in the global stock markets, it has been relatively quiet in the money markets so far this year. The Federal Reserve Board ("Fed") has stayed patient and has kept its monetary policy unchanged. The Fed's approach has helped the U.S. economy to grow moderately while inflation remains subdued. The Federal Open Market Committee last raised interest rates in late March 1997. Since then, both long- and short-term interest rates have traded in a narrow range and investors who were long and fully invested have been rewarded.

Fed Chairman Alan Greenspan recently testified before the Joint Economic Committee of Congress where he discussed the financial turmoil in Asia and its possible effects on the U.S. markets. As a result of events in Asia, Chairman Greenspan expects some slowing in U.S. economic growth. In addition, the Fed Chairman reiterated many points that we have raised throughout the year: namely, that inflation remains low, labor markets are tight and labor productivity continues to improve. Greenspan also noted that the U.S. stock market drop of late October 1997 was "salutary" for the U.S. economy because it could possibly dampen consumer demand and bring stock valuations back down from lofty levels.

The U.S. economy is still growing above its potential. Real gross domestic product rose at a 3.5% annual rate in the third quarter of 1997 after rising 3.3% in the second quarter of 1997. In our view, the key to prolonging the current economic expansion is low inflation. However, we have seen a slight pick-up in labor costs recently. The employment cost index increased 0.8% in the third quarter of 1997, and is running at a 3.0% rate for the twelve months ended September 1997 versus 2.8% for the comparable period in 1996.

Cash and Government Portfolio Strategies

We think that the emerging market crisis should help to keep inflation low. However, the degree to which it slows the capital spending of U.S. corporations remains an open question. Weak demand in Asia and a stronger U.S. dollar will have some modest effect (although negative) on U.S. economic growth in 1998. The Fed will most likely wait to see the impact of all of these events before changing its monetary policy.

The yield curve remains fairly flat and over the next six months we expect relatively little interest rate volatility. We will continue to invest across the yield curve when we identify good value. In addition, we will target the average maturities for the Cash and Government Portfolios at around 65 days and 50 days, respectively.

As you have probably read in the major financial newspapers, many big U.S. banks, brokerage firms and multinational corporations have exposure to Asia. However, these companies have had several years of excellent profitability and reserve building among the issuers we purchase for the Portfolios. We believe that no major downgradings will occur that will impair any of our approved issuers.

The Japanese banking system remains in turmoil with major downgradings and some bankruptcies occurring. Spreads between top European bank certificates of deposit ("CDs") and Japanese bank CDs have widened by as much as 100 basis points and are now currently 60 basis points. We currently hold no Japanese bank exposure in the Portfolios.

Municipal Portfolio Update

Over the past six months, variable rate demand obligations ("VRDOs") have provided some of the most attractive rates on the municipal money market curve. The VRDO sector of the market has seen a substantial increase in supply, which currently has outpaced demand in the marketplace. While this segment of the market has provided the Portfolio with attractive yields as compared to tax-exempt commercial paper and municipal notes, we expect the current imbalance to abate as issuance slows and we continue to see growth in tax-exempt money market assets. During the reporting period, we believed that the variable rate demand obligation sector was more attractive than the municipal note sector and increased our VRDO holdings. Yet we will monitor market conditions closely and shift our emphasis back to municipal notes if that sector appears more attractive on a relative basis.

Municipal Portfolio Strategy

The Municipal Portfolio seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high-quality, short-term municipal obligations selected for liquidity and stability of principal. Currently the Portfolio's average maturity is in the 55-day range. As noted, over the coming months, we will continue to monitor economic data closely and assess its impact on inflation and how that relates to tax-exempt money markets. If doing so seems prudent, we will look to the fixed-rate municipal note market to extent the Portfolio's average maturity slightly.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,

/s/ Heath B. McLendon      /s/ Phyllis Zahorodny

Heath B. McLendon          Phyllis Zahorodny
Chairman                   Vice President and
                           Investment Officer


/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President and
Investment Officer

December 22, 1997

================================================================================
Schedules of Investments (unaudited)                           November 30, 1997
================================================================================

                                 CASH PORTFOLIO

   FACE                                                              ANNUALIZED
  AMOUNT                    SECURITY                                    YIELD              VALUE
==================================================================================================
BANK NOTES -- 2.3%
$ 5,000,000  FCC National matures 3/12/98                                 5.90%        $ 4,999,336
  5,000,000  First Union National Bank matures 1/12/98                    5.70           5,000,000
--------------------------------------------------------------------------------------------------
             TOTAL BANK NOTES
             (Cost -- $9,999,336)                                                        9,999,336
==================================================================================================

COMMERCIAL PAPER -- 76.6%
 13,750,000  Abbey National North America mature
               1/21/98 to 2/25/98                                     5.68 to 5.71      13,614,292
 15,000,000  Alliance & Leicester Bld. mature
               12/5/97 to 4/28/98                                     5.60 to 5.70      14,768,767
  3,700,000  American Express Credit Corp. matures 12/3/97                5.55           3,698,865
 15,000,000  American Home Products Robbins mature
               12/3/97 to 2/12/98                                     5.54 to 5.69      14,940,166
  5,000,000  Asset Securitization matures 1/29/98                         5.69           4,954,029
  5,000,000  Bank Austriaengesellschaft matures 12/8/97                   5.55           4,994,653
  8,000,000  Bank of Montreal matures 1/26/98                             5.66           7,930,560
 10,000,000  Bank of New York matures 12/5/97                             5.56           9,993,844
  5,000,000  Bayerische Landesbank matures 2/26/98                        5.72           4,999,765
  5,000,000  BCI Funding matures 12/8/97                                  5.61           4,994,624
 10,000,000  Bear Stearns mature 2/5/98 to 2/20/98                    5.64 to 5.70       9,886,383
 10,000,000  Cades matures 5/7/98                                         5.70           9,758,394
  4,000,000  CC USA Inc. matures 1/14/97                                  5.72           3,972,818
 13,500,000  Centric Capital Corp. mature 12/8/97 to 12/12/97         5.60 to 5.62      13,480,222
  4,500,000  CIT Group Holdings Inc. matures 1/20/98                      5.60           4,465,563
  3,000,000  Citicorp matures 2/9/98                                      5.75           2,967,392
  5,000,000  Credito Italiano Delaware, Inc. matures 12/22/97             5.58           4,983,871
 10,000,000  Cregum North America matures 2/9/97                          5.68           9,891,111
  5,000,000  Daimler-Benz North America Corp. matures 4/1/98              5.71           4,906,897
  5,000,000  Den Danske Corp. matures 4/6/98                              5.67           4,903,575
  4,200,000  Ford Motor Credit matures 12/17/97                           5.55           4,189,715
 10,000,000  General Electric Capital Corp. mature
               2/25/98 to 3/23/97                                     5.69 to 5.71       9,847,089
  5,000,000  General Motors Acceptance Corp. matures 5/8/98               5.75           4,877,331
 10,000,000  Generale Bank matures 4/28/98                                5.70           9,771,833
  5,000,000  Goldman, Sachs & Co. matures 4/30/98                         5.71           4,884,375
  5,000,000  Grand Metro Cap. Corp. matures 3/31/98                       5.65           4,908,333
  6,000,000  Halifax Building Society matures 12/8/97                     5.63           5,993,560
  5,000,000  Internationall Nederlanden US matures 12/18/97               5.56           4,987,014
 10,000,000  J.P. Morgan & Co. matures 12/23/97                           5.55           9,966,389
 11,000,000  Lloyds Bank mature 12/8/97 to 1/5/98                     5.57 to 5.70      10,966,606
  9,540,000  Lucent Technologies matures 12/18/97                         5.56           9,515,223
  8,000,000  Merrill Lynch mature 12/8/97 to 5/22/98                  5.82 to 5.83       7,861,726
 10,000,000  National Bank of Canada Finance USA
               matures 2/2/98                                             5.72           9,901,300


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                                 CASH PORTFOLIO

   FACE                                                              ANNUALIZED
  AMOUNT                    SECURITY                                    YIELD              VALUE
==================================================================================================
COMMERCIAL PAPER -- 76.6% (continued)
$10,000,000  National Bank of Detroit matures 1/12/98                     5.59%        $ 9,935,775
 10,000,000  NationsBank matures 12/10/97                                 5.59           9,986,175
  6,000,000  Ontario Hydro matures 12/15/97                               5.55           5,987,143
  5,000,000  Panasonic Finance Inc. matures 3/6/98                        5.63           4,927,431
  4,075,000  Province of British Columbia matures 1/26/98                 5.66           4,040,073
 10,000,000  Societe Generale NA Inc. matures 12/18/97                    5.59           9,973,792
 15,000,000  Svenska Handelsbanken mature
               12/19/97 to 1/30/98                                    5.56 to 5.66      14,925,950
  4,597,000  Toronto Dominion Holdings USA matures 1/20/98                5.69           4,561,692
 10,000,000  Transamerica Finance Corp. matures 12/5/97                   5.55           9,993,866
  6,900,000  USAA Cap Corp. matures 1/7/98                                5.75           6,860,357
--------------------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $332,968,539)                                                    332,968,539
==================================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 8.2%
  8,000,000  Deutsche Bank mature 1/6/98 to 1/30/98                   5.74 to 5.85       7,999,646
  2,500,000  Hessiche Landesbank matures 4/7/98                           5.65           2,502,614
  9,000,000  Rabo Bank mature 12/4/97 to 2/3/98                       5.54 to 5.70       9,000,242
  5,000,000  Royal Bank of Canada matures 1/7/98                          5.80           4,999,700
  3,000,000  Societe Generale NY matures 1/12/98                          5.70           2,999,580
  8,000,000  Swiss Bank matures 2/12/98                                   5.75           8,000,080
--------------------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $35,501,862)                                                      35,501,862
==================================================================================================

MEDIUM TERM NOTES -- 1.6%
  2,000,000  Ford Motor Credit Corp. PLC matures 2/26/98                  5.55           2,001,870
  5,000,000  Merrill Lynch matures 1/26/98                                5.84           4,999,833
--------------------------------------------------------------------------------------------------
             TOTAL MEDIUM TERM NOTES
             (Cost -- $7,001,703)                                                        7,001,703
==================================================================================================

TIME DEPOSITS -- 2.3%
 10,000,000  First Chicago matures 12/1/97
             (Cost -- $10,000,000)                                        5.75          10,000,000
==================================================================================================

REPURCHASE AGREEMENT -- 9.0%
 39,364,000  Morgan Stanley Dean Witter Discover & Co., 5.700% due 12/1/97;
             Proceeds at maturity -- $39,382,698; (Fully collateralized by U.S.
             Treasury Bill due 12/26/97; Market value -- $40,357,533)
             (Cost -- $39,364,000)                                                      39,364,000
==================================================================================================

             TOTAL INVESTMENTS -- 100%
             (Cost -- $434,835,440**)                                                 $434,835,440
==================================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                              GOVERNMENT PORTFOLIO

   FACE                                                              ANNUALIZED
  AMOUNT                    SECURITY                                    YIELD              VALUE
==================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 90.9%
$30,920,000  Federal Farm Credit Bank
               mature 12/1/97 to 5/15/98                             5.44% to 5.60%   $30,851,200
 30,250,000  Federal Home Loan Bank
               mature 12/2/98 to 5/1/97                              5.44  to 5.60     29,976,022
 28,000,000  Federal Home Loan Mortgage Corp.
               mature 12/1/97 to 5/1/98                              5.49  to 5.63     27,847,664
 28,940,000  Federal National Mortgage Association
               mature 12/8/97 to 3/30/98                             5.55  to 5.69     28,746,051
--------------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
             INSTRUMENTALITIES
             (Cost -- $117,420,937)                                                    117,420,937
==================================================================================================

REPURCHASE AGREEMENTS -- 9.1%
  5,800,000  Citibank, 5.68% due 12/1/97;
             Proceeds at maturity -- $5,802,745;
             (Fully collateralized by U.S. Treasury Notes,
             5.68% due 4/30/01; Market value -- $5,921,850)                              5,800,000
  6,007,000  Morgan Stanley Dean Witter Discover & Co.,
             5.70% due 12/1/97;
             Proceeds at maturity -- $6,009,853;
             (Fully collateralized by U.S. Treasury Bill
             due 12/26/97; Market value -- $6,166,410)                                   6,007,000
--------------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $11,807,000)                                                      11,807,000
==================================================================================================

             TOTAL INVESTMENTS -- 100%
             (Cost -- $129,227,937**)                                                 $129,227,937
==================================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                               MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING                     SECURITY                                            VALUE
==================================================================================================
Alabama -- 3.9%
$1,100,000   NR++     Cullman, AL IDR, (Pressac Project), 4.10%(a)                      $1,100,000
 2,000,000   A-1+     Mobile, AL (Infirmary Association), Series 92A, TECP,
                        3.80% due 1/20/98                                                2,000,000
--------------------------------------------------------------------------------------------------
                                                                                         3,100,000
--------------------------------------------------------------------------------------------------
Alaska -- 2.4%
   900,000   VMIG 1*  Alaska State Housing Finance Corp., AMBAC-Insured,
                        PART, 4.00%(a)                                                     900,000
 1,000,000   SP-1+    Anchorage, AK TAN, 4.00% due 12/17/97                              1,000,043
--------------------------------------------------------------------------------------------------
                                                                                         1,900,043
--------------------------------------------------------------------------------------------------
Arizona -- 2.1%
 1,700,000   A-1+     Apache County, AZ IDA, IDR, (Tucson Electric Power),
                        Series 83B, 3.90%(a)                                             1,700,000
--------------------------------------------------------------------------------------------------
California -- 4.4%
 1,000,000   A-1+     California Higher Education Loan Authority, Series A,
                        4.00% due 7/1/97(b)                                              1,000,082
 1,000,000   SP-1+    California State RAN, 4.50% due 6/30/98                            1,003,639
   500,000   SP-1+    Los Angeles, CA USD, TRAN, 4.50% due 7/1/98                          501,957
 1,000,000   SP-1+    Riverside County, CA Series 87A, 4.50% due 6/30/98                 1,003,048
--------------------------------------------------------------------------------------------------
                                                                                         3,508,726
--------------------------------------------------------------------------------------------------
Colorado -- 3.1%
 1,500,000   A-1+     Colorado Health Facilities Authority,
                        (Sisters of Charity Health), 3.90%(a)                            1,500,000
   975,000   NR++     Colorado Postsecondary Educational Facilities Authority,
                        (Regis Jesuit High School Project), 3.95%(a)                       975,000
--------------------------------------------------------------------------------------------------
                                                                                         2,475,000
--------------------------------------------------------------------------------------------------
District of Columbia -- 1.3%
 1,000,000   VMIG 1*  District of Columbia, FGIC-Insured, Series 93C,
                        PART, 4.15%(a)                                                   1,000,000
--------------------------------------------------------------------------------------------------
Florida -- 7.4%
 1,500,000   A-1+     Jacksonville, FL PCR, ( Florida Power and Light),
                        TECP, 3.80% due 1/26/98                                          1,500,000
   500,000   A-1+     Palm Beach County, FL (Pooled Hospital), MBIA-Insured,
                        TECP, 3.75% due 1/14/98                                            500,000
 1,200,000   VMIG 1*  Pasco County, FL HFA, (Carlton Arms Project 85), 4.07%(a)          1,200,000
   780,000   VMIG 1*  Sunshine State Government Finance Committee,
                        Series 86, TECP, 3.80% due 12/10/97                                780,000
   900,000   VMIG 1*  West Orange Memorial Hospital, Subseries 1991A,
                        TECP, 3.75% due 1/21/98                                            900,000


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                               MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING                     SECURITY                                            VALUE
==================================================================================================
Florida -- 7.4% (continued)
$1,000,000   VMIG 1*  West Orange Memorial Hospital, Subseries 1991A2,
                        TECP, 3.80% due 1/13/98                                         $1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         5,880,000
--------------------------------------------------------------------------------------------------
Georgia -- 3.2%
 1,000,000   A-1      Clayton County, GA MFH, Rainwood Development,
                        Series 1985, 4.07%(a)                                            1,000,000
 1,500,000   A-1+     Cobb County, GA MFH, (Greenhouse Project),
                        Series 1996, 3.95%(a)                                            1,500,000
--------------------------------------------------------------------------------------------------
                                                                                         2,500,000
--------------------------------------------------------------------------------------------------
Hawaii -- 1.3%
 1,000,000   VMIG 1*  Hawaii State Housing Finance and Development Revenue,
                        Affordable Rental Housing, Series 1993A, 3.90%(a)                1,000,000
--------------------------------------------------------------------------------------------------
Illinois -- 6.9%
 1,500,000   VMIG 1*  Chicago, IL MFH, (Waveland Association),
                        Series D, 3.85%(a)                                               1,500,000
                      Illinois Development Finance Authority:
 1,000,000   A-1+       Commonwealth Edison, Series C, 3.90%(a)                          1,000,000
 1,000,000   A-1+       Foundation For Safety, 3.95%(a)                                  1,000,000
 1,000,000   A-1+     Illinois Educational Facility Authority Revenue,
                        (Adler Planetarium), 3.85%(a)                                    1,000,000
 1,000,000   A-1+     Illinois Health Facility Authority Revenue Bonds,
                        MBIA-Insured, TECP, 3.80% due 1/15/98                            1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         5,500,000
--------------------------------------------------------------------------------------------------
Indiana -- 1.5%
 1,210,000   VMIG 1*  Richmond, IN Economic Development Revenue, IDR,
                        (Beverly Enterprises), 3.85%(a)                                  1,210,000
--------------------------------------------------------------------------------------------------
Kentucky -- 1.3%
 1,000,000   SP-1+    Kentucky Asset / Liability Community General Fund
                        Revenue, TRAN, Series A, 4.50% due 6/25/98                       1,003,531
--------------------------------------------------------------------------------------------------
Louisiana -- 3.8%
 1,600,000   A-1+     Ascension, LA PCR, (Shell Oil Project), 3.85%(a)                   1,600,000
 1,400,000   P-1*     Lake Charles Harbor, (Citgo Petroleum Corp.), 3.90%(a)             1,400,000
--------------------------------------------------------------------------------------------------
                                                                                         3,000,000
--------------------------------------------------------------------------------------------------
Maryland -- 2.5%
 1,000,000   A-1+     Baltimore PCR, (Modal SCM Plants Project), 3.90%(a)                1,000,000
 1,000,000   VMIG 1*  Maryland Health and Higher Educational Facility
                        Authority Revenue, (Pooled Loan Program),
                        Series A, 3.85%(a)                                               1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         2,000,000
--------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                               MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING                     SECURITY                                            VALUE
==================================================================================================
Michigan -- 2.5%
$1,000,000   SP-1+    Michigan Municipal Bond Authority Revenue, Series B,
                        4.50% due 7/2/98                                                $1,003,737
 1,000,000   A-1+     Michigan State Underground, Series 1, TECP,
                        3.70% due 12/1/97                                                1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         2,003,737
--------------------------------------------------------------------------------------------------
Minnesota -- 2.5%
 1,000,000   A-1+     Cap Realty Investors, Series 1, PART, 4.10%(a)                     1,000,000
 1,000,000   A-1+     Rochester, MN Health Care Facility Revenue,
                        (Mayo Foundation Project), 4.15%(a)                              1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         2,000,000
--------------------------------------------------------------------------------------------------
Missouri -- 1.3%
 1,000,000   A-1+     Missouri State Health and Educational Facility
                        Authority Revenue, (Sister of Mercy), Series B, 3.85%(a)         1,000,000
--------------------------------------------------------------------------------------------------
New Jersey -- 2.5%
 1,000,000   AAA      Camden County Municipal Utilities Authority
                        Sewer Revenue (Pre-Refunded -- Escrowed
                        with U.S. government securities to 12/1/97 Call @102),
                        8.25% due 12/1/97                                                1,020,000
 1,000,000   A-1+     New Jersey TRAN, Series 98A, TECP, 3.75% due 12/9/97               1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         2,020,000
--------------------------------------------------------------------------------------------------
New Mexico -- 2.0%
 1,500,000   SP-1+    New Mexico State TRAN, 4.50% due 6/30/98                           1,505,729
--------------------------------------------------------------------------------------------------
New York -- 6.9%
 1,000,000   SP-1     Nassau County, NY BAN, Series A, 4.00% due 3/17/98                 1,000,750
 1,000,000   SP-1     Nassau County, NY RAN, Series B, 4.50% due 4/10/98                 1,002,410
 2,500,000   A-1+     New York City, NY Municipal Water Finance Authority,
                        Series 1, TECP, 3.80% due 1/13/98                                2,500,000
 1,000,000   SP-1+    New York City, NY RAN, Series A, 4.50% due 6/30/98                 1,003,693
--------------------------------------------------------------------------------------------------
                                                                                         5,506,853
--------------------------------------------------------------------------------------------------
Oregon -- 1.3%
 1,000,000   P-1*     Oregon State EDC, IDR, (Eagle - Picher), 4.15%(a)                  1,000,000
--------------------------------------------------------------------------------------------------
Pennsylvania -- 7.0%
 1,600,000   A-1+     Delaware County, PA IDA, General Electric,
                        Series G, 3.85%(a)                                               1,600,000
   800,000   A-1+     Montgomery County, PA IDA, PCR, (Peco Energy),
                        TECP, 3.80% due 1/21/98                                            800,000
 1,150,000   AAA      Pennsylvania State Turnpike, Commonwealth Revenue,
                        Series J, FGIC-Insured, 6.00% due 12/1/97                        1,150,000
 1,000,000   VMIG 1*  Quakertown, PA Hospital Authority Revenue
                        (Pooled Financing Program), 4.05%(a)                             1,000,000


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                               MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING                     SECURITY                                            VALUE
==================================================================================================
Pennsylvania -- 7.0% (continued)
$1,000,000   VMIG 1*  Quakertown, PA GO, Revenue Bonds
                        (Pooled Financing Program), Series A, 4.05%(a)                  $1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         5,550,000
--------------------------------------------------------------------------------------------------
South Carolina -- 2.0%
 1,700,000   P-1*     Horry County, SC (Carolina Treatment), Series 95, 3.95%(a)         1,700,000
--------------------------------------------------------------------------------------------------
Tennessee -- 2.7%
 1,100,000   VMIG 1*  Sevier County Public Building Authority,
                        (Local Government Public Improvements II-B),
                        AMBAC-Insured, 3.90%(a)                                          1,100,000
 1,000,000   SP-1+    Tennessee State Local Development Authority,
                        BAN, Series A, 4.25% due 5/28/98                                 1,001,639
--------------------------------------------------------------------------------------------------
                                                                                         2,101,639
--------------------------------------------------------------------------------------------------
Texas -- 10.0%
   600,000   VMIG 1*  Harris County Health Facilities,
                        (Buckner Retirement Services), 3.95%(a)                            600,000
 2,000,000   A-1+     Houston, TX GO, Series A, TECP, 3.80% due 2/6/98                   2,000,000
 1,000,000   A-1+     Hunt County, TX IDC, (Trico Indudtries), 4.00%(a)                  1,000,000
 1,500,000   A-1+     Board of Regents (Texas A&M University), Series B, TECP,
                        3.75% due 1/22/98                                                1,500,000
 3,000,000   SP-1+    Texas State TRAN, Series A, 4.75% due 8/31/98                      3,019,730
--------------------------------------------------------------------------------------------------
                                                                                         8,119,730
--------------------------------------------------------------------------------------------------
Utah -- 2.5%
 2,000,000   VMIG 1*  Intermountain Power Agency, Series A, TECP,
                        3.75% due 1/09/98                                                2,000,000
--------------------------------------------------------------------------------------------------
Virginia -- 4.5%
 2,000,000   A-1      Fairfax County, VA IDA, (Nova Health Systems),
                        Series 1993, TECP, 3.75% due 1/21/98                             2,000,000
 1,500,000   AAA      Virginia State Public School Authority
                        (Pre-Refunded -- Escrowed with
                        U.S. government securities to 8/1/97 Call @ 102),
                        7.00% due 8/1/10                                                 1,560,302
--------------------------------------------------------------------------------------------------
                                                                                         3,560,302
--------------------------------------------------------------------------------------------------
Washington -- 2.0%
 1,600,000   NR++     Yakima County, WA Public Corp., IDR,
                        (John I Haas Project), 4.05%(a)                                  1,600,000
--------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)               November 30, 1997
================================================================================

                               MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING                     SECURITY                                            VALUE
==================================================================================================
West Virginia -- 2.4%
 $ 840,000   NR++     Harrison County, WV Nursing Facility,
                        (Salem Health Care Corp.), 4.00% due 9/1/98(b)                 $   840,000
 1,090,000   A-1+     West Virginia State Hospital Financing Authority,
                        (Mid-Atlantic States Inc.), AMBAC-Insured, 3.90%(a)              1,090,000
--------------------------------------------------------------------------------------------------
                                                                                         1,930,000
--------------------------------------------------------------------------------------------------
Wyoming -- 1.3%
 1,000,000   A-1+     Sweetwater County, WY PCR, (Pacificorp), TECP,
                        3.85% due 2/9/98                                                 1,000,000
--------------------------------------------------------------------------------------------------
Miscellaneous -- 1.3%
 1,000,000   A-1      Puttable Pooled Float Option, 4.15%(a)                             1,000,000
--------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $79,375,290**)                                          $79,375,290
==================================================================================================

(a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(b)  Variable rate obligation payable at par on demand on the date indicated.

++ Security has not been rated by either Moody's Investors Service or Standard & Poors. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.


**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 12 for definition of ratings and certain security descriptions.




                       See Notes to Financial Statements.

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

================================================================================
Short-Term Security Ratings
================================================================================

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1    --   Moody's highest rating for issues having a demand feature --
               VRDO.
P-1       --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR        --   Indicates that the bond is not rated by Moody's or Standard &
               Poor's.


================================================================================
Security Descriptions
================================================================================

AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
EDC       --   Economic Development Corporation
EFA       --   Educational Facilities Authority
ETM       --   Escrowed to Maturity
FGIC      --   Financial Guaranty Insurance Company
FRTC      --   Floating Rate Trust Certificates
FSA       --   Financial Security Assurance
GO        --   General Obligation
HDA       --   Housing Development Authority
HEFA      --   Health and Educational Facilities Authority
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDC       --   Industrial Development Corporation
IDR       --   Industrial Development Revenue
MBIA      --   Municipal Bond Investor's Assurance Corporation
MFH       --   Multi-Family Housing
PART      --   Partnership Structure
PCFA      --   Pollution Control Finance Authority
PCR       --   Pollution Control Revenue
PFA       --   Public Facilities Authority
RAN       --   Revenue Anticipation Notes
RAW       --   Revenue Anticipation Warrants
STEM      --   Short-Term Extendable Maturity
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bond
TRAN      --   Tax & Revenue Anticipation Notes
USD       --   United School District
VHA       --   Veterans Housing Authority

================================================================================
Statements of Assets and Liabilities (unaudited)               November 30, 1997
================================================================================

                                     Cash           Government        Municipal
                                   Portfolio         Portfolio        Portfolio
================================================================================
ASSETS:
  Investments, at amortized cost      $434,835,440   $129,227,937    $79,375,290
  Cash                                          --            573         13,086
  Interest receivable                    1,885,324          5,596        610,120
  Prepaid registration fees                435,825        101,190         85,905
  Other assets                                  --         23,500             --
--------------------------------------------------------------------------------
  Total Assets                         437,156,589    129,358,796     80,084,401
================================================================================
LIABILITIES:
  Dividends payable                      1,946,389        551,136        280,961
  Management fees payable                  622,574         88,312          3,525
  Deferred compensation payable              8,213          4,070          3,390
  Payable to bank                            4,064             --             --
  Distribution fees payable                    226             --             --
  Accrued expenses                          20,102          9,595          4,317
--------------------------------------------------------------------------------
  Total Liabilities                      2,601,568        653,113        292,193
--------------------------------------------------------------------------------
Total Net Assets                      $434,555,021   $128,705,683    $79,792,208
================================================================================
NET ASSETS CONSIST OF:
  Capital Stock
    (25,000,000,000 shares
    authorized for each Portfolio;
    par value $0.00001 per share)           $4,346         $1,287           $798
  Capital paid in excess of
    par value                          434,550,675    128,704,396     79,790,970
  Accumulated net realized gain
    from security transactions                  --             --            440
--------------------------------------------------------------------------------
Total Net Assets                      $434,555,021   $128,705,683    $79,792,208
================================================================================
Shares Outstanding:
  Class A                              433,554,160    128,705,683     79,791,768
  Class B                                1,000,861             --             --
--------------------------------------------------------------------------------
Net Asset Value:
  Class A                                    $1.00          $1.00          $1.00
  Class B                                    $1.00             --             --
================================================================================


                       See Notes to Financial Statements.

================================================================================
Statements of Operations (unaudited)
================================================================================

For the Six Months Ended November 30, 1997

                                          Cash          Government        Municipal
                                        Portfolio        Portfolio        Portfolio
===================================================================================
INVESTMENT INCOME:
  Interest                                 $9,853,662     $3,938,187     $1,158,499
-----------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                    469,367        192,241         82,798
  Shareholder and system servicing fees        44,196         18,272          5,023
  Custody                                      21,485         10,477          4,768
  Audit and legal                              20,900          7,046          6,345
  Registration fees                            12,165          5,460          4,360
  Directors' fees                               9,511          3,395          7,497
  Shareholder communications                    9,076          1,600          1,676
  Rating service fees                              --         23,500             --
  Other                                           834            795          1,200
-----------------------------------------------------------------------------------
  Total Expenses                              587,534        262,786        113,667
  Less: Management fee waivers (Note 2)      (195,073)       (97,944)       (44,776)
-----------------------------------------------------------------------------------
  Net Expenses                                392,461        164,842         68,891
-----------------------------------------------------------------------------------
Net Investment Income                       9,461,201      3,773,345      1,089,608
-----------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions                            --             --            290
-----------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                          $9,461,201     $3,773,345     $1,089,898
===================================================================================


                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended November 30, 1997 (unaudited) and the Year Ended May 31, 1997

                                                           Cash
                                                         Portfolio
                                             ----------------------------------
                                               November 30,          May 31,
===============================================================================
OPERATIONS:
  Net investment income                      $     9,461,201    $    11,336,049
  Net realized gain (loss)                                --             (8,615)
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations           9,461,201         11,327,434
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                            9,461,201        (11,327,434)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (9,461,201)       (11,327,434)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares             2,131,723,733      2,494,752,162
  Net asset value of shares issued
    for reinvestment of dividends                  8,296,469         10,205,595
  Cost of shares reacquired                   (1,921,520,166)    (2,566,474,582)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                      218,500,036        (61,516,825)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                218,500,036        (61,516,825)

NET ASSETS:
  Beginning of period                            216,054,985        277,571,810
-------------------------------------------------------------------------------
  End of period                              $   434,555,021    $   216,054,985
===============================================================================


                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended November 30, 1997 (unaudited) and the Year Ended May 31, 1997

                                                          Government
                                                          Portfolio
                                                -------------------------------
                                                 November 30,        May 31,
===============================================================================
OPERATIONS:
  Net investment income                         $   3,773,345     $   4,371,798
  Net realized gain                                        --               935
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations            3,773,345         4,372,733
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                            (3,773,345)       (4,371,798)
  Net realized gains                                       --              (935)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (3,773,345)       (4,372,733)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                365,651,698       913,598,746
  Net asset value of shares issued
    for reinvestment of dividends                   3,693,317         3,795,637
  Cost of shares reacquired                      (392,479,544)     (823,251,900)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                       (23,134,529)       94,142,483
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (23,134,529)       94,142,483

NET ASSETS:
  Beginning of period                             151,840,212        57,697,729
-------------------------------------------------------------------------------
  End of period                                 $ 128,705,683     $ 151,840,212
===============================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended November 30, 1997 (unaudited) and the Year Ended May 31, 1997

                                                           Municipal
                                                           Portfolio
                                                -------------------------------
                                                 November 30,        May 31,
===============================================================================
OPERATIONS:
  Net investment income                         $   1,089,608     $   1,449,724
  Net realized gain                                       290               150
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations            1,089,898         1,449,874
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                            (1,089,608)       (1,449,724)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (1,089,608)       (1,449,724)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                366,297,905       475,271,011
  Net asset value of shares issued
    for reinvestment of dividends                     876,667         1,332,993
  Cost of shares reacquired                      (311,048,652)     (512,246,550)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                        56,125,920       (35,642,546)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  56,126,210       (35,642,396)

NET ASSETS:
  Beginning of period                              23,665,998        59,308,394
-------------------------------------------------------------------------------
  End of period                                 $  79,792,208     $  23,665,998
===============================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

     1.   SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

     The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.   MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays MMC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

     For the six months ended November 30, 1997, MMC waived management fees of $195,073, $97,944 and $44,776 for the Cash, Government and Municipal Portfolios, respectively.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares.

     All officers and one Director of the Fund are employees of SB.

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

     3.   DIVIDENDS, EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective portfolio's shares on the payable date.

     Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4.   REPURCHASE AGREEMENTS

     The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.   CAPITAL SHARES

     At November 30, 1997, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

     Transactions in shares of each Portfolio were as follows:

                                            Six Months Ended        Year Ended
                                           November 30, 1997(a)    May 31, 1997
================================================================================
Cash Portfolio -- Class A Shares
Shares sold                                   2,130,723,733       2,494,752,162
Shares issued on reinvestment                     8,295,609          10,205,595
Shares redeemed                              (1,921,520,166)     (2,566,474,582)
--------------------------------------------------------------------------------
Net Increase (Decrease)                         217,499,176         (61,516,825)
================================================================================

Cash Portfolio -- Class B Shares
Shares sold                                       1,000,000                  --
Shares issued on reinvestment                           861                  --
Shares redeemed                                          --                  --
--------------------------------------------------------------------------------
Net Increase                                      1,000,861                  --
================================================================================

Government Portfolio
Shares sold                                     365,651,698         913,598,746
Shares issued on reinvestment                     3,693,317           3,795,637
Shares redeemed                                (392,479,544)       (823,251,900)
--------------------------------------------------------------------------------
Net Increase (Decrease)                         (23,134,529)         94,142,483
================================================================================

Municipal Portfolio
Shares sold                                     366,297,905         475,271,011
Shares issued on reinvestment                       876,667           1,332,993
Shares redeemed                                (311,048,652)       (512,246,550)
--------------------------------------------------------------------------------
Net Increase (Decrease)                          56,125,920         (35,642,546)
================================================================================

(a) For Cash Portfolio -- Class B shares, transactions are for the period from October 28, 1997 (inception date) to November 30, 1997.

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                  Class A Shares                        Class B
                                                 -----------------------------------------------         Shares
Cash Portfolio                                      1997(1)            1997            1996(2)           1997(3)
==================================================================================================================
Net Asset Value, Beginning of Period                $1.00              $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------
  Net investment income (4)(5)                      0.027              0.052            0.053            0.005
  Distributions from net investment income         (0.027)            (0.052)          (0.053)          (0.005)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00              $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------
Total Return                                         2.77%++            5.35%            5.44%++          2.63%++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $433,554           $216,055         $277,572           $1,001
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (4)(5)                                    0.23%+             0.23%            0.15%+           0.47%+
  Net investment income                              5.44+              5.23             5.43+            5.21+
==================================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).

(2)  For the period from June 16, 1995 (inception date) to May 31, 1996.

(3) For the period from October 28, 1997 (inception date) to November 30, 1997 (unaudited).

(4) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 1997, the year ended May 31, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for Class A shares would have been:

                                 Per Share
                              Decrease to Net                 Expense Ratio
                             Investment Income              Without Fee Waiver
                        ----------------------------   ---------------------------
                         1997(1)    1997     1996(2)   1997(1)   1997     1996(2)
                        --------   -------- --------   -------   -------  --------
     Class A            $0.000*    $0.001    $0.001    0.34%+    0.36%    0.39%+


(5) The Manager has waived a portion of its fees for the Portfolio for the period ended November 30, 1997. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for Class B shares would have been:

                                 Per Share
                              Decrease to Net              Expense Ratio
                             Investment Income          Without Fee Waiver
                             -----------------          ------------------
                                  1997(3)                      1997(3)
                                 --------                      -------
    Class B                      $0.000*                       0.47%+

*    Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Government Portfolio                               1997(1)            1997            1997(2)
================================================================================================
Net Asset Value, Beginning of Period                $1.00              $1.00           $1.00
------------------------------------------------------------------------------------------------
  Net investment income (3)                         0.026              0.052           0.052
  Distributions from net investment income         (0.026)            (0.052)         (0.052)
  Distributions from net realized gains                --             (0.000)*        (0.000)*
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00              $1.00           $1.00
------------------------------------------------------------------------------------------------
Total Return                                         2.69%++            5.29%           5.36%++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $128,706           $151,840         $57,698
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)                                       0.23%+             0.21%           0.16%+
  Net investment income                              5.30+              5.18            5.28+
================================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).

(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(3) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 1997, the year ended May 31, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                                   Per Share
                                 Decrease to Net                   Expense Ratio
                                Investment Income               Without Fee Waiver
                            -------------------------        -------------------------
                            1997(1)    1997   1996(2)        1997(1)   1997    1996(2)
                            -------  ------   ------         -------   -----   -------
    Government Portfolio    $0.001   $0.001   $0.002         0.39%+    0.43%   0.55%+

*    Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Municipal Portfolio                           1997(1)            1997           1996(2)
==========================================================================================
Net Asset Value, Beginning of Period           $1.00             $1.00           $1.00
------------------------------------------------------------------------------------------
  Net investment income (3)                    0.018             0.034           0.035
  Dividends from net investment income        (0.018)           (0.034)         (0.035)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $1.00             $1.00           $1.00
------------------------------------------------------------------------------------------
Total Return                                    1.78%++           3.40%           3.55%++
------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $79,792           $23,666         $59,308
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)                                  0.22%+            0.21%           0.15%+
  Net investment income                         3.55+             3.34            3.46+
==========================================================================================

(1)  For the six months ended November 30, 1997 (unaudited).

(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(3) The Manager has waived all or part of its fees for the Portfolio for the six months ended November 30, 1997, the year ended May 31, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                                       Per Share                      Expense Ratio
                                    Decrease to Net                Without Fee Waiver
                                   Investment Income                and Reimbursement
                              ----------------------------     --------------------------
                              1997(1)    1997      1996(2)     1997(1)   1997     1996(2)
                              ------     ----      ------      ------   ------    ------
Municipal Portfolio           $0.001   $0.004      $0.003      0.37%+   0.41%     0.69%+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

                      [This page intentionally left blank]

SMITH BARNEY
INSTITUTIONAL                                   SMITH BARNEY
CASH MANAGEMENT                                 --------------------------------
FUND, INC.                                      A Member of TravelersGroup[LOGO]

Directors                               Investment Manager
Paul R. Ades                            Mutual Management Corp.
Herbert Barg
Dwight B. Crane                         Distributor
Frank G. Hubbard                        Smith Barney Inc.
Heath B. McLendon, Chairman
Jerome Miller                           Custodian
Ken Miller                              PNC Bank, N.A.
John F. White
                                        Shareholder
Officers                                Servicing Agent
Heath B. McLendon                       First Data Investor Services Group, Inc.
President and                           P.O. Box 9134
Chief Executive Officer                 Boston, MA 02205-9134

Lewis E. Daidone                        This report is submitted for the general
Senior Vice President                   information of the shareholders of Smith
and Treasurer                           Barney Institutional Cash Management
                                        Fund, Inc. It is not authorized for
Phyllis Zahorodny                       distribution to prospective investors
Vice President and                      unless accompanied or preceded by an
Investment Officer                      effective Prospectus for the Fund, which
                                        contains information concerning the
Lawrence T. McDermott                   Fund's investment policies and expenses
Vice President and                      as well as other pertinent information.
Investment Officer

Irving P. David                         SMITH BARNEY
Controller                              INSTITUTIONAL
                                        CASH MANAGEMENT
Christina T. Sydor                      FUND, INC.
Secretary                               388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com

                                        FD2405 1/98